Net Loss Per Share - Summary of Basic and Diluted Net Loss per share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares
Numerator:
Net loss attributable to the Yatsen Holding Limited's shareholders	¥ (815,371)	$ (118,217)	¥ (1,540,734)	¥ (2,687,807)
Accretion to preferred shares redemption value | ¥				(242,209)
Deemed dividend due to modification of preferred shares | ¥				(1,054,220)
Net loss attributable to ordinary shareholders of Yatsen Holding Limited	¥ (815,371)	$ (118,217)	¥ (1,540,734)	¥ (3,984,236)
Denominator:
Denominator for basic calculation-weighted average number of ordinary shares outstanding | shares	2,372,728,777	2,372,728,777	2,526,833,201	833,714,126
Denominator:
Denominator for diluted calculation-weighted average number of ordinary shares outstanding | shares	2,372,728,777	2,372,728,777	2,526,833,201	833,714,126
Net loss per ordinary share
—Basic | (per share)	¥ (0.34)	$ (0.05)	¥ (0.61)	¥ (4.78)
Net loss per ordinary share
—Diluted | (per share)	¥ (0.34)	$ (0.05)	¥ (0.61)	¥ (4.78)